Fair Value Measurements - Carrying Amounts and Estimated Fair Values of Partnership 's Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Dec. 31, 2012
Financial assets:
Cash and cash equivalents	$ 34,451	$ 28,836	$ 25,218	$ 1,287
Current derivative assets		248
Non-current derivative asset	2,561	2,617
Financial liabilities:
Current derivative liabilities	3,710	2,124
Non-current derivative liabilities
Long-term debt, current and non-current	545,774	349,977
Interest Rate Swap Contracts [Member]
Financial assets:
Non-current derivative asset	2,561	2,617
Financial liabilities:
Current derivative liabilities	3,710	2,124
Non-current derivative liabilities
Foreign Exchange Forward Contracts [Member]
Financial assets:
Current derivative assets		248
Financial liabilities:
Current derivative liabilities
Carrying Amount [Member]
Financial assets:
Cash and cash equivalents	34,451	28,836
Restricted cash	691	458
Financial liabilities:
Long-term debt, current and non-current	545,774	349,977
Carrying Amount [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Current derivative assets
Non-current derivative asset	2,561	2,617
Financial liabilities:
Current derivative liabilities	3,710	2,124
Non-current derivative liabilities
Carrying Amount [Member] | Foreign Exchange Forward Contracts [Member]
Financial assets:
Current derivative assets		248
Financial liabilities:
Current derivative liabilities
Fair Value [Member]
Financial assets:
Cash and cash equivalents	34,451	28,836
Restricted cash	691	458
Financial liabilities:
Long-term debt, current and non-current	547,890	350,999
Fair Value [Member] | Interest Rate Swap Contracts [Member]
Financial assets:
Current derivative assets
Non-current derivative asset	2,561	2,617
Financial liabilities:
Current derivative liabilities	3,710	2,124
Non-current derivative liabilities
Fair Value [Member] | Foreign Exchange Forward Contracts [Member]
Financial assets:
Current derivative assets		248
Financial liabilities:
Current derivative liabilities